Note 15 - Capital Management (Tables)	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)
	January 31	October 31
	2025	2024

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$330,489	$215,610
Contributed surplus	2,540	2,485
Retained earnings	188,568	181,238
Accumulated other comprehensive income (loss)	(302)	(130)
CET1 before regulatory adjustments	521,295	399,203
Regulatory adjustments applied to CET1	(21,137)	(25,700)
Common Equity Tier 1 capital	$500,158	$373,503

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$-	$-
Total Tier 1 capital	$500,158	$373,503

Tier 2 capital
Directly issued Tier 2 capital instruments	$108,630	$104,370
Tier 2 capital before regulatory adjustments	108,630	104,370
Eligible stage 1 and stage 2 allowance	4,233	3,303
Total Tier 2 capital	$112,863	$107,673
Total regulatory capital	$613,021	$481,176
Total risk-weighted assets	$3,422,768	$3,323,595
Capital ratios
CET1 capital ratio	14.61%	11.24%
Tier 1 capital ratio	14.61%	11.24%
Total capital ratio	17.91%	14.48%
(thousands of Canadian dollars)
	January 31	October 31
	2025	2024

On-balance sheet assets	$4,971,732	$4,838,484
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(21,137)	(25,700)
Total on-balance sheet exposures	4,950,595	4,812,784

Total off-balance sheet exposure at gross notional amount	$621,370	$701,104
Adjustments for conversion to credit equivalent amount	(399,425)	(451,759)
Total off-balance sheet exposures	221,945	249,345

Tier 1 capital	500,158	373,503
Total exposures	5,172,540	5,062,129

Leverage ratio	9.67%	7.38%